SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2025
SEGMENTED INFORMATION
SEGMENTED INFORMATION

20.SEGMENTED INFORMATION

Business Segments

The Company operates in two primary segments – the Mining segment and the Corporate and Other segment. The Mining segment includes activities related to exploration, evaluation and development, mining, milling (including toll milling) and the sale of mineral concentrates. The Company also previously had a third primary segment of operations, which segment included the results of the Company’s environmental services business which provided mine decommissioning and other services to third parties. The Corporate and Other segment includes general corporate expenses not allocated to the other segments.

For the year ended December 31, 2025, reportable segment results were as follows:

			Total
		Corporate	Continuing
(in thousands)	Mining	and Other	Operations

Statement of Operations:
Revenues	$4,918	—	4,918

Expenses:
Operating expenses	$(5,660)	—	(5,660)
Exploration	(17,191)	—	(17,191)
Evaluation	(48,242)	—	(48,242)
General and administrative	—	(19,564)	(19,564)
	(71,093)	(19,564)	(90,657)
Segment loss	$(66,175)	(19,564)	(85,739)

Revenues-supplemental:
Toll milling services-deferred revenue (note 11)	4,918	—	4,918
	$4,918	—	4,918

Capital additions:
Property, plant and equipment (note 9)	$46,814	1,145	47,959

Long-lived assets:
Plant and equipment
Cost	$156,979	8,226	165,205
Accumulated depreciation	(47,587)	(634)	(48,221)
Mineral properties	199,942	—	199,942
	$309,334	7,592	316,926

For the year ended December 31, 2024, reportable segment results were as follows:

			Total
		Corporate	Continuing
(in thousands)	Mining	and Other	Operations

Statement of Operations:
Revenues	$4,023	—	4,023

Expenses:
Operating expenses	$(4,815)	—	(4,815)
Exploration	(11,973)	—	(11,973)
Evaluation	(33,991)	—	(33,991)
General and administrative	(19)	(16,476)	(16,495)
	(50,798)	(16,476)	(67,274)
Segment loss	$(46,775)	(16,476)	(63,251)

Revenues-supplemental:
Toll milling services-deferred revenue (note 11)	4,023	—	4,023
	$4,023	—	4,023

Capital additions:
Property, plant and equipment (note 9)	$9,063	982	10,045

Long-lived assets:
Plant and equipment
Cost	$111,460	7,107	118,567
Accumulated depreciation	(42,591)	(473)	(43,064)
Mineral properties	184,158	—	184,158
	$253,027	6,634	259,661

Revenue Concentration

During 2025 and 2024, 100% of the Company’s revenue was from one customer in the mining segment.

Revenue Commitments

The Company is contracted to pay onward to Ecora all toll milling cash proceeds received from the MLJV related to the processing of specified Cigar Lake ore through the McClean Lake mill (see note 11). The timing and amount of such future toll milling cash proceeds are outside the control of the Company.

In 2025, Denison entered a uranium sales contract with a third party which included upfront cash prepayments. Under this arrangement, Denison received $8,235,000 (US$6,000,000) in December 2025, with an additional US$4,000,000 due by the end of 2026. As consideration for the prepayments, the counterparty will receive a discount from the then prevailing market price on the purchase of 4.5 million pounds of U3O8, with scheduled deliveries from 2028-2033.

Also in 2025, the Company entered into sales commitments with market-related pricing terms for 550,000 pounds of U3O8 with deliveries in 2026, and 250,000 pounds of U3O8 with deliveries in 2027. These deliveries are expected to be fulfilled by either the Company’s investments in physical uranium or its share of production from McClean Lake.